Other Related Party Transactions (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended		2 Months Ended	12 Months Ended	2 Months Ended		10 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended	2 Months Ended		2 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 BMP	Dec. 31, 2011 BMP	Dec. 31, 2011 HFLP	Dec. 31, 2011 Blackstone Portfolio Companies	Nov. 01, 2011 Blackstone Portfolio Companies	Dec. 31, 2011 H&F Portfolio Companies	Nov. 01, 2011 H&F Portfolio Companies	Dec. 31, 2010 H&F Portfolio Companies	Dec. 31, 2009 H&F Portfolio Companies	Dec. 31, 2011 Patni	Dec. 31, 2010 Patni	Dec. 31, 2009 Patni	Dec. 31, 2011 Allscripts	Dec. 31, 2010 Allscripts	Dec. 31, 2011 Transaction And Advisory Fee Agreement	Dec. 31, 2011 Senior Notes Due 2019	Dec. 31, 2011 Senior Credit Facilities
Related Party Transaction [Line Items]
Transaction and advisory fee agreement, years																	Twelve
Transaction fee for providing services			$ 28,050	$ 10,000	$ 1,950												$ 30,000
Aggregate advisory fee	986		715		271												6,000
Percentage of consolidated EBITDA paid as advisory fee																	2.00%
Percentage of aggregate transaction value paid as transaction fee																	1.00%
Annual interest rate																	10.00%
Reimbursement expenses			400
Debt instrument, face amount																		100,000	52,500
Current portion of long-term debt	16,034	16,805																	525
Interest paid																			571
Recognized revenue						769	4,478	206	1,174	1,266	1,125
Payment for services received								0	247	143	46	2,202	3,855	441
Payment made for connectivity and other services															$ 1,647	$ 2,277